FINANCIAL RISK MANAGEMENT - Disclosure of changes in assets and liabilities on basis of strengthening CAD against USD (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Impact on net loss	$ 41,328	$ 49,510
Impact on foreign currency translation	1,126	(1,320)
Total impact on comprehensive income (loss)	$ 42,454	$ 48,190